(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (16,870)	$ (15,833)	$ (5,333)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,060	11,733	10,952
Basic and diluted (loss) per share (Actual)	$ (1.29)	$ (1.35)	$ (0.49)